Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

17 Education & Technology Group Inc. (the "Company"), was incorporated under the laws of the Cayman Islands on October 30, 2012. The Company, its subsidiaries, its consolidated variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") are primarily engaged in providing K-12 online education service in the People's Republic of China ("PRC").

As of December 31, 2020, the Company's major subsidiary and VIE were as follows:

Name(1)	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiary:
Shanghai Yiqi Zuoye Information Technology Co., Ltd. ("Shanghai WFOE")	April 23, 2013	PRC	100%	Education services
VIE:
Shanghai Hexu Information Technology Co., Ltd ("Shanghai VIE")	December 03, 2012	PRC	100%	Education services

(1)	The English names are for identification purpose only.